Equity (Details) - Schedule of Stock Option Pricing Model of Monte Carlo Simulation Model	6 Months Ended
Jun. 30, 2024 $ / shares
Schedule of Monte Carlo Simulation Model [Abstract]
Stock Price as of Measurement Date / BCA Date (in Dollars per share)	$ 10.32
Equity Volatility (Pre BCA)
Equity Volatility (Post BCA assumption)	94.00%
Risk-Free Rate (5.00 Years)	4.28%